Convertible Notes	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Debt Disclosure [Abstract]
Convertible Notes

8. Convertible Notes

On July 27, 2022, the Company issued a $150,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in SASIC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $2,959 and $2,959, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $9,008 and $4,142, respectively, (for the year ended February 28, 2023, $7,101) related to the note. The note has a maturity date of December 31, 2023.

On July 27, 2022, the Company issued a $200,000 convertible note upon the receipt of such proceeds from the counterparty. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in SASI at a conversion price of $3.00 per common share, subject to adjustments and , the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $3,945 and $3,995, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $12,011 and $5,523, respectively, (for the year ended February 28, 2023, $9,468) related to the note. The note has a maturity date of December 31, 2023.

On August 5, 2022, the Company issued a $12,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $237 and $237 respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $721 and $308, respectively, (for the year ended February 28, 2023, $544) related to the note. The note has a maturity date of February 5, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On August 6, 2022, the Company issued a $500,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $9,863 and $9,853, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $30,027 and $12,712, respectively, (for the year ended February 28, 2023, $22,575) related to the note. The note has a maturity date of February 6, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On September 14, 2022, the Company issued a $100,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $1,973 and $1,688 respectively. During the nine months ended November 31, 2023, and 2022, the Company recorded accrued interest of $6,005 and $1,688 respectively, (for the year ended February 28, 2023, $3,660) related to the note. The note has a maturity date of February 24, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On October 31, 2022, the Company issued a $250,000 convertible note upon the receipt of such proceeds from a third party, with an option to increase the note to $500,000 up until November 8, 2022. In accordance with an amended agreement, the note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $4,931 and $1,644, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $15,014 and $1,644 respectively, (for the year ended February 28, 2023, $6,575) related to the note. The note has a maturity date of January 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On November 22, 2022, the Company a $150,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $2,959 and $263, respectively. During the nine months ended November 30 31, 2023, and 2022, the Company recorded accrued interest of $9,008 and $263, respectively, (for the year ended February 28, 2023, $3,222) related to the note. The note has a maturity date of February 28, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On December 1, 2022, the Company issued a $75,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $1,480 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $4,504 and $0, respectively, (for the year ended February 28, 2023, $1,463) related to the note. The note has a maturity date of February 28, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On December 1, 2022, the Company issued a $50,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $986 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $3,003 and $0, respectively, (for the year ended February 28, 2023, $975) related to the note. The note has a maturity date of July 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On December 12, 2022, the Company issued a $350,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $6,904 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $21,019 and $0, respectively, (for the year ended February 28, 2023, $5,984) related to the note. The note has a maturity date of April 30, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On December 12, 2022, the Company issued a $250,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $4,931 and $0, respectively. During the six months ended August 31, 2023, and 2022, the Company recorded accrued interest of $15,014 and $0, respectively, (for the year ended February 28, 2023, $4,274) related to the note. The note has a maturity date of February 28, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On January 25, 2023, the Company issued a $250,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $4,931 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $15,014 and $0, respectively, (for the year ended February 28, 2023, $1,863) related to the note. The note has a maturity date of July 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On January 31, 2023, the Company issued a $600,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $11,836 and $0, respectively. During the six months ended August 31, 2023, and 2022, the Company recorded accrued interest of $36,033 and $0, respectively, (for the year ended February 28, 2023, $3,682) related to the note. The note has a maturity date of July 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On February 21, 2023, the Company issued a $75,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $1,479 and $1,688 respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $4,509 and $1,688, respectively, (for the year ended February 28, 2023, $115) related to the note. The note has a maturity date of July 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On March 13, 2023, the Company issued a $50,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $986 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $3,003 and $0 respectively, (for the year ended February 28, 2023, $0) related to the note. The note has a maturity date of May 28, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On April 4, 2023, the Company issued a $200,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months November 30, 2023, and 2022 the Company recorded accrued interest of $3,995 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $12,011 and $0 respectively, (for the year ended February 28, 2023, $0) related to the note. The note has a maturity date of May 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On April 24, 2023, the Company issued a $100,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $1,962 and $0 respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $6,005 and $0 respectively, (for the year ended February 28, 2023, $0) related to the note. The note has a maturity date of May 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On May 12, 2023, the Company issued a $50,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $986 and $0 respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $3,003 and $0 respectively, (for the year ended February 28, 2023, $0) related to the note. The note has a maturity date of May 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On May 12, 2023, the Company issued a $50,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $986 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $3,003 and $0, respectively, (for the year ended February 28, 2023, $0) related to the note. The note has a maturity date of May 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On May 30, 2023, the Company issued a $25,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $493 and $0 respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $1,501 and $0, respectively, (for the year ended February 28, 2023, $0) related to the note. The note has a maturity date of August 31, 2023, and the holder has no intention of calling the note, nor is there any penalty or change in the interest rate due to the expiration of the maturity date.

On June 9, 2023, the Company issued a $175,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the three months ended November 30, 2023, and 2022 the Company recorded accrued interest of $3,952 and $0, respectively. During the nine months ended November 30, 2023, and 2022, the Company recorded accrued interest of $10,511 and $0, respectively, (for the year ended February 28, 2023, $0) related to the note. The note has a maturity date of August 31, 2023, and the holder has no intention of calling the note.

On September 19, 2022, the Company entered into a Software as a Service Agreement with a prospective client in which the Company received a $150,000 down payment upon signing of the contract. On December 31, 2022, the Company entered into an amended agreement with the counterparty in which the down payment became a noninterest bearing share issuance obligation in which such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments and the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. As of August 31, 2023, and as of February 28, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On August 10, 2023, the Company issued a $100,050 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On August 10, 2023, the Company issued a $100,050 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On August 10, 2023, the Company issued a $200,010 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On August 10, 2023, the Company issued a $30,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On August 14, 2023, the Company issued a $25,500 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On August 14, 2023, the Company issued a $25,500 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On September 21, 2023, the Company issued a $400,200 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On September 27, 2023, the Company issued a $25,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On October 2, 2023, the Company issued a $50,010 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On October 31, 2023, the Company issued a $25,050 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On October 26, 2023, the Company issued a $375,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On October 31, 2023, the Company issued a $25,050 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

On November 6, 2023, the Company issued a $375,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 0% per annum and such amount will, if the merger is approved, be converted to shares in Sigma Additive Solutions Inc. (“SASI”) a company trading on the Nasdaq stock exchange (note 15). Upon conversion the note will convert to shares in the SASI at a conversion price of $3.00 per common share, subject to adjustments. As of November 30, 2023, the Company has classified the obligation to issue shares in accordance with the agreement as a current liability.

9. Convertible Notes

On July 27, 2022, the Company issued a $150,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $7,101 and $0, respectively related to the note. The note has a maturity date of December 31, 2023.

On July 27, 2022, the Company issued a $200,000 convertible note upon the receipt of such proceeds from the counterparty. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $9,468 and $0, respectively, related to the note. The note has a maturity date of December 31, 2023.

On August 5, 2022, the Company issued a $12,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $544 and $0 respectively, related to the note. The note has a maturity date of February 5, 2023, and the holder has no intention of calling the note.

On August 6, 2022, the Company issued a $500,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $22,575 and $0, respectively, related to the note. The note has a maturity date of February 6, 2023, and the holder has no intention of calling the note.

On September 14, 2022, the Company issued a $100,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company issued upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $3,660 and $0, respectively related to the note. The note has a maturity date of February 24, 2023, and the holder has no intention of calling the note.

On October 31, 2022, the Company issued a $250,000 convertible note upon the receipt of such proceeds from a third party, with an option to increase the note to $500,000 up until November 8, 2022. In accordance with an amended agreement, the note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company issued upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $6,575 and $0, respectively, related to the note. The note has a maturity date of January 31, 2023, and the holder has no intention of calling the note.

On November 22, 2022, the Company a $150,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the year ended February 28, 2023, and 2022 the Company recorded accrued interest of $3,222 and $0, respectively related to the note. The note has a maturity date of February 28, 2023, and the holder has no intention of calling the note.

On December 1, 2022, the Company issued a $75,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023 and 2022, the Company recorded accrued interest of $1,479 and $0, respectively, related to the note. The note has a maturity date of February 28, 2023, and the holder has no intention of calling the note.

On December 1, 2022, the Company issued a $50,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $975 and $0, respectively, related to the note. The note has a maturity date of July 31, 2023.

On December 12, 2022, the Company issued a $350,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023 and 2022, the Company recorded accrued interest of $5,984 and $0, respectively related to the note. . The note has a maturity date of April 30, 2023 and the holder has no intention of calling the note.

On December 12, 2022, the Company issued a $250,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $4,274 and $0, respectively, related to the note. The note has a maturity date of February 28, 2023.

On January 25, 2023, the Company issued a $250,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023 and 2022, the Company recorded accrued interest of $1,863 and $0, respectively, related to the note. The note has a maturity date of July 31, 2023.

On January 31, 2023, the Company issued a $600,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $3,682 and $0, respectively, related to the note. The note has a maturity date of April 30, 2023.

On February 21, 2023, the Company issued a $75,000 convertible note upon the receipt of such proceeds from a third party. The note bears interest at a rate of 8% per annum and such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. During the years ended February 28, 2023, and 2022, the Company recorded accrued interest of $115 and $0, respectively, related to the note. The note has a maturity date of July 31, 2023.

On September 19, 2022, the Company entered into a Software as a Service Agreement with a prospective client in which the Company received a $150,000 down payment upon signing of the contract. On December 31, 2022, the Company entered into an amended agreement with the counterparty in which the down payment became a noninterest bearing share issuance obligation in which such amount will be converted to shares in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”). Upon conversion the note will convert to shares in the SPAC at a conversion price of $3.00 per common share, subject to adjustments. Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025. As of February 28, 2023, the Company has classified the obligation to issue shares in accordance with the agreement within convertible debt.